                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ x ]
File No. 33-53690

       Pre-Effective Amendment No.                                         [   ]


       Post-Effective Amendment No.   13                                   [ x ]


                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ x ]
File No. 811-7310


      Amendment No. 11                                                     [ x ]


ARK Funds
(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive
Oaks, PA  19456
(Address of Principal Executive Office)

Registrant's Telephone Number
1-610-676-1000

Ms. Kathryn L. Stanton
Vice President and Secretary
ARK Funds
One Freedom Valley Drive
Oaks, PA  19456
(Name and Address of Agent for Service)

Copies to:
Alan C. Porter, Esq.
Piper & Marbury L.L.P.
1200 Nineteenth St., N.W.
Washington, D.C. 20036

It is proposed that this filing will become effective:

( )      Immediately upon filing pursuant to paragraph (b) of Rule 485

(x)      On August 15, 1997 pursuant to paragraph (b) of Rule 485

( )      60 days after filing pursuant to paragraph (a)(i)
( )      On (April _, 1995) pursuant to paragraph (a)(ii)
( )      75 days after filing pursuant to paragraph (a)(ii)
( )      On ( _________, 1996 ) pursuant to paragraph (a)(iii) of Rule 485.

If appropriate, check the following box:

(x) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The Registrant has previously elected to register an indefinite number of shares of beneficial interest of its U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio, Tax-Free Money Market Portfolio, Short-Term Treasury Portfolio, Intermediate Fixed Income Portfolio, Income Portfolio, Maryland Tax-Free Portfolio, Pennsylvania Tax-Free Portfolio, Balanced Portfolio, Equity Income Portfolio, Equity Index Portfolio, Blue Chip Equity Portfolio, Large-Cap Value Portfolio, Mid-Cap Equity Portfolio, Stock Portfolio, Capital Growth Portfolio, Special Equity Portfolio and International Equity Portfolio pursuant to Rule 24f-2 under the Investment Company Act of
1940. The Rule 24f-2 Notice for the Registrant's fiscal year ended April 30, 1997 was filed on June 25, 1997.




                                      ARK FUNDS
                                     CONTENTS OF
                           POST-EFFECTIVE AMENDMENT NO. 13



        The contents of Post-Effective Amendment No. 11 to the Registration Statement are incorporated herein by reference.

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                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Baltimore, and State of Maryland, on the 31st day of July, 1997.


                                        ARK FUNDS


                                        By: /s/ David D. Downes
                                            -----------------------------------
                                            David D. Downes
                                            President


        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



/s/ David D. Downes                President (principal executive officer) and Trustee
-------------------------------
David D. Downes

/s/ James F. Volk                  Treasurer, Controller and Chief Financial Officer
-------------------------------    (principal financial and accounting officer)
James F. Volk

           *                        Trustee
-------------------------------
William H. Cowie, Jr.

           *                        Trustee
-------------------------------
Charlotte Kerr

           *                        Trustee
-------------------------------
George K. Reynolds, III

           *                        Trustee
-------------------------------
Thomas Schweizer


       * By:  /s/ Alan C. Porter                                July 31, 1997
             ------------------------------
               Alan C. Porter
               Attorney-in-Fact


An original power-of-attorney authorizing Alan C. Porter to execute amendments to this Registration Statement for each trustee of the Registrant on whose behalf this amendment to the Registration Statement is filed has been executed and filed with the Securities and Exchange Commission.